Defined Contribution Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan
Employer matching contribution, percent			100.00%		100.00%
Employer matching contribution, description					401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee's pay. Employees become fully vested in employer matching contributions after six months of employment.
Employer matching contribution, amount	$ 8,700	$ 487	$ 8,700	$ 3,242	$ 3,242	$ 13,173
Maximum [Member]
Defined Contribution Plan
Employer matching contribution pay, percent			4.00%
PRC
Defined Contribution Plan
Employer matching contribution, amount	$ 113,654	$ 235,811	$ 267,868	$ 607,872	$ 456,268	$ 439,227